Capital and Reserves - Reconciliation of Movement in Total Equity - Summary of Tax Attributable to Components of Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Total tax recognised in other comprehensive income for the year	£ (137)	£ 17	£ (2)
Translation Reserve | Net Investment Hedges
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
– net fair value gains/(losses)		(2)
Total tax recognised in other comprehensive income for the year		(2)
Hedging Reserve | Cash Flow Hedges
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
– net fair value gains/(losses)	34	(11)	38
– reclassified and reported in profit for the year		(6)	(17)
Total tax recognised in other comprehensive income for the year	34	(17)	21
Retained Earnings
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
– actuarial losses/(gains) in respect of subsidiaries	(171)	36	(23)
Total tax recognised in other comprehensive income for the year	(171)	36	(23)
Owners of the Parent
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Total tax recognised in other comprehensive income for the year	£ (137)	£ 17	£ (2)